As filed with the U.S. Securities and Exchange Commission on March 1, 2022

File No.  333-191495

File No.  811-22895

U.S. SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒

PRE-EFFECTIVE AMENDMENT NO.

POST-EFFECTIVE AMENDMENT NO. 125

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒
AMENDMENT NO. 126

Capitol Series Trust

(Exact Name of Registrant as Specified in Charter)

225 Pictoria Drive, Suite 450, Cincinnati, Ohio 45246

 (Address of Principal Executive Offices, Zip Code)

513-587-3400

(Registrant’s Telephone Number, including Area Code)

Matthew J. Miller

President and Chief Executive Officer

Capitol Series Trust

225 Pictoria Drive, Suite 450, Cincinnati, Ohio 45246

 (Name and Address of Agent for Service)

Copy to:

Caleb C.B. DuBois

Thomas G. Sheehan

Bernstein, Shur, Sawyer & Nelson, P.A.

100 Middle Street

P.O. Box 9729

Portland, Maine 04104-5029

It is proposed that this filing will become effective:

immediately upon filing pursuant to paragraph (b)

X	On March 8, 2022 pursuant to paragraph (b)

60 days after filing pursuant to paragraph (a)(i)

on pursuant to paragraph (a)(i)

75 days after filing pursuant to paragraph (a)(ii)

on pursuant to paragraph (a)(ii) of Rule 485

If appropriate, check the following box:

This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY COMMENT

This Post-Effective Amendment to the Registration Statement of Capitol Series Trust (the “Registrant”) on Form N-1A on behalf of the Fairlead Tactical Sector Fund is being filed for the purpose of designating a new effective date for the previously filed Post-Effective Amendment No. 120 to the Registrant’s Registration Statement filed under Rule 485(a) of the Securities Act of 1933, as amended, which was filed for the purpose of adding the Fairlead Tactical Sector Fund as a new series. This Post-Effective Amendment No. 125 to the Registration Statement of the Registrant incorporates by reference Parts A, B and C contained in Post-Effective Amendment No. 120 to the Registration Statement of the Registrant filed with the U.S. Securities and Exchange Commission on December 17, 2021.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, (File No. 333-191495) and the Investment Company Act of 1940 (File No. 811-22895), the Registrant, Capitol Series Trust, has duly caused this Post-Effective Amendment No. 125 to the Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Cincinnati and State of Ohio, on the 1st day of March, 2022.

Capitol Series Trust
(Registrant)

/s/ Paul Leone
Paul Leone
Secretary

Pursuant to the requirements of the Securities Act of 1933, as amended, this Post-Effective Amendment No. 125 to the Registration Statement has been signed below by the following persons in the capacities and on the 1st day of March, 2022:

Signature	Title

*	Trustee and Chair
Walter B. Grimm

*	Trustee
Mary Madick Morrow

*	Trustee
David James

*	Trustee
Lori Kaiser

*	Trustee
Janet S. Meeks

/s/ Matthew J. Miller	President and Chief Executive Officer
Matthew J. Miller

/s/ Zachary P. Richmond	Treasurer and Chief Financial Officer
Zachary P. Richmond

/s/ Tiffany R. Franklin
* By: Tiffany R. Franklin Power of Attorney